                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

            [X] Post-Effective Amendment No. 1 (File No. 333-157520)

                        (Check Appropriate Box or Boxes)

                        Seligman Global Fund Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 on or about April 14, 2009.

Part B.

     Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 on or about April 14, 2009.

PART C. OTHER INFORMATION

Item 15. Indemnification

Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article Tenth of Registrant's Amended and Restated By-laws filed as
Exhibit Item 23(b) of Registrant's Post-Effective Amendment No. 40 filed on February 28, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles Supplementary dated May 16, 2008 abolishing Class D shares. (Incorporated by reference as Exhibit (a) to Registrant's Post-Effective Amendment No. 48 filed on March 2, 2009.)

(1)(b) Articles Supplementary dated April 24, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(1)(c) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(1)(d) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(1)(e) Articles of Amendment and Restatement of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on March 1, 1999.)

(2) Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed on February 28, 2006.)

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization filed on or about April 14, 2009 as Exhibit A to Part A of Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(5)(a) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman International Growth Fund (formerly, Seligman Henderson International Fund). (Incorporated by reference to Exhibit 4 of Registrant's Post-Effective Amendment No. 6 filed on April 23, 1993 and Registrant's Post-Effective Amendment No. 8 filed on September 21, 1993.) Specimen Stock Certificate for Class B Shares with respect to Seligman International Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(5)(b) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Smaller Companies Fund (formerly, Seligman Henderson Global Smaller Companies Fund, and also formerly, Seligman Henderson Global Emerging Companies Fund). (Incorporated by reference to Exhibit 4a to

          Registrant's Post-Effective Amendment No. 10 filed on August 10, 1992.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Smaller Companies Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(5)(c) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Technology Fund (formerly, Seligman Henderson Global Technology Fund). (Incorporated by reference to
          Exhibit 4b of Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Technology Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(5)(d) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Growth Fund (formerly, Seligman Henderson Global Growth Opportunities Fund). (Incorporated by reference to Registrant's Form SE filed on October 30, 1995.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(5)(e) Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Emerging Markets Fund (formerly, Seligman Henderson Emerging Markets Growth Fund). (Incorporated by reference to Registrant's Form SE, filed on May 15, 1996.)

(5)(f) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-laws. (Incorporated by reference to Exhibits 1 and 2, respectively, to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(6)(a) Management Agreement dated Nov. 7, 2008 between the Registrant and RiverSource Investments, LLC. (Incorporated by reference as Exhibit
          (d) to Registrant's Post-Effective Amendment No. 48 filed on March 2, 2009.)

(6)(b) Subadvisory Agreement dated Nov. 7, 2008 between RiverSource Investments, LLC and Wellington Management Company, LLP. (Incorporated by reference as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 48 filed on March 2, 2009.)

(7)(a)    Addendum to Sales/Bank Agreement. (Incorporated by reference to
          Exhibit 23(e) of Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(7)(b) Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Exhibit 23(e)(1) of Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(7)(c) Distributing Agreement between the Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Exhibit 23(e) of Pre-Effective Amendment No. 1 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on August 2, 2001.)

(7)(d) Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)

(7)(e) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. (formerly, Dean Witter Reynolds, Inc.). (Incorporated by reference to Exhibit 24a(B)(6)(b) of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(7)(f) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. (formerly Dean Witter Reynolds, Inc.) with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 24a(B)(6)(c) of Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566), filed on April 28, 1997.)

(7)(g) Form of Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Salomon Smith Barney Inc (formerly, Smith Barney Inc). (Incorporated by reference to Exhibit 24a(B)(6)(d) of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(7)(h) Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on February 28, 2003.)

(7)(i) Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Exhibit 23(e)(2) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(8) Deferred Compensation Plan for Directors/Trustees of RiverSource complex of funds. (Incorporated by reference to Exhibit 23(f) (2) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(9)(a) Form of Custody Agreement, dated May 1, 2007, between Registrant and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed on March 2, 2008.)

(10)(a) Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(10)(b) Form of Amended Administration, Shareholder Services and Distribution Plans for each of Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund (the Funds), and Form of Amended Administration, Shareholder Services and Distribution Agreements for each of the Funds. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(10)(c) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(d) Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(e) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and J. & W. Seligman & Co. Incorporated, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(10)(f) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(g) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(h) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(i) Participation Agreement between Salomon Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference as Exhibit (m)(8) to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(10)(j) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(k) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Salomon Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(10)(l) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(10)(m) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(11) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(n) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(12) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(o) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(13) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(p) Plan of Multiple Classes of Shares (Five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Exhibit 23(n) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about April 14, 2009 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(12) Tax opinion for the Reorganization of RiverSource Global Technology Fund into Seligman Global Technology Fund is filed electronically herewith as Exhibit (12).

(13)(a) Recordkeeping Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(13)(b) Form of Administrative Services Agreement, dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Exhibit 23(h)(1) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(13)(c) Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(13)(d) Form of Waiver/Reimbursement Agreement dated March 2, 2009. (Incorporated by reference as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 48 filed on March 2, 2009.)

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009, filed electronically on or about April 14, 2009 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP), dated April 13, 2009, filed electronically on or about April 14, 2009 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(15)      Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about Feb. 25, 2009 as Exhibit (16) to Registration Statement No. 333-157520).

(17)(a) Prospectus, dated March 2, 2009, for Seligman Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(b) Statement of Additional Information, dated March 2, 2009, for Seligman Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(c) Annual Report for the fiscal year ended Oct. 31, 2008 for Seligman Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(c) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(d) Prospectus, dated Dec. 30, 2008, for RiverSource Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit
          (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(e) Statement of Additional Information, dated April 1, 2009, for RiverSource Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(e) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(f) Annual Report for the fiscal year ended Oct. 31, 2008 for RiverSource Global Technology Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157520 is incorporated by reference.

(17)(g) Code of Ethics adopted under Rule 17j-1 for Registrant dated January 2007. (Incorporated by reference to Exhibit 23(p)(1) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(h) Codes of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Exhibit 23(p)(2) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(i) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Exhibit 23(p)(3) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(j) Code of Ethics of Wellington Management Company, LLP. (Incorporated by reference as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 48 filed on March 2, 2009.)

Item 17. Undertakings.

None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, Seligman Global Fund Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 6th day of October, 2009.

SELIGMAN GLOBAL FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of October, 2009.

              Signature                 Capacity
              ---------                 --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

              Signature                 Capacity
              ---------                 --------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 25, 2009 as Exhibit (16) to Registration Statement No. 333-157520, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(12) Tax Opinion for the Reorganization of RiverSource Global Technology Fund into Seligman Global Technology Fund is filed electronically herewith as Exhibit (12).